Average Annual Total Returns - FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO - FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO - Fidelity SAI International Small Cap Index Fund
	Dec. 30, 2024
Fidelity SAI International Small Cap Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	13.24%
Since Inception	(4.42%)	[1]
Fidelity SAI International Small Cap Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	12.44%
Since Inception	(4.99%)	[1]
Fidelity SAI International Small Cap Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.45%
Since Inception	(3.29%)	[1]
MS141
Average Annual Return:
Past 1 year	13.37%
Since Inception	(4.25%)
MS001
Average Annual Return:
Past 1 year	18.49%
Since Inception	1.20%

[1]	A From May 27, 2021 .